Basis Of Presentation and Summary of Significant Accounting Policies Basis Of Presentation and Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2012
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	30 years